UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2013
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Check here if Amendment [   ]; Amendment Number:
                                                  -------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tompkins Trust Company
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Address:     The Commons
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             P.O. Box 460
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             Ithaca, NY 14851
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Person Signing this Report on Behalf of Reporting Manager:

Name:       Lisa A. Leonardo
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Title:      AVP & TFA Operations Manager
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Phone:      607-273-0037
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Signature, Place, and Date of Signing:

 /s/ Lisa Leonardo  121 E. Seneca Street, Ithaca, NY  14851        04/18/2013
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Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
        reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-05097                   Tompkins Financial Corporation
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